Other non financial liability, non-current	12 Months Ended
Mar. 31, 2022
Other Non Financial Liability Non-current
Other non financial liability, non-current	37 Other non financial liability, non-current
	March 31,
	2021	2022
Deferred Consideration (refer to note 36)	44,453	-
Total	44,453	-